Contingencies (Details Textual) ₨ in Millions, $ in Millions, $ in Millions	12 Months Ended						60 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 MXN ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2006 INR (₨)	Mar. 31, 1996 ₨ / Acre-acre	Mar. 31, 2013 INR (₨)	Jan. 18, 2018 INR (₨)	Jan. 18, 2018 USD ($)	Sep. 15, 2017 INR (₨)	Sep. 13, 2017 INR (₨)	Aug. 08, 2017 INR (₨)	Jul. 27, 2017 INR (₨)	Mar. 31, 2008 INR (₨)
Disclosure of contingent liabilities [line items]
Other provisions	₨ 3,785		₨ 4,556
Demand made by Indian Sales Tax Authorities to the company	278
VAT Provision Recorded	27
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions	416
Issued Notice Demanding Payment By NPPA													₨ 776
Deposit Made On Demand											₨ 100
Bank Guarantee										₨ 676
Amount Directed to be Deposited by Court												₨ 100
Bank Guarantee Directed by Delhi High Court to be Furnished												₨ 676
Income Tax Disallowances [Member]
Disclosure of contingent liabilities [line items]
Tax Impact of disallowed items	1,727
Transfer pricing adjustments [Member]
Disclosure of contingent liabilities [line items]
Tax Impact of disallowed items		$ 196.9	703
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Potential liability recorded towards FSA charges	₨ 219
Total amount approved by APERC for collection regarding FSA charges							₨ 482
Payments under protest			₨ 354
Fuel and energy expense				₨ 55
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty					₨ 77
Percentage of amount discharged against penalty					50.00%
Issued Notice Demanding Payment By NPPA					₨ 285									₨ 30
Land pollution [Member]
Disclosure of contingent liabilities [line items]
Pollution compensation per acre fixed for dry land | ₨ / Acre-acre						0.0013
Pollution compensation per acre fixed for wet land | ₨ / Acre-acre						0.0017
Consumer Product Safety Commission [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid								₨ 319	$ 5